    As filed with the Securities and Exchange Commission on September 26, 2000

                                                      Registration No. 811-08904
                                                                       333-30706

                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.

                                    Form N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       (   )
                           Pre-Effective Amendment No.                     (   )

                         Post-Effective Amendment No. 3                    ( X )

                                       and

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                                 Amendment No. 16                          ( X )

                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
                           (Exact Name of Registrant)

                           NEW YORK LIFE INSURANCE AND
                               ANNUITY CORPORATION
                               (Name of Depositor)

                   51 Madison Avenue, New York, New York 10010
               (Address of Depositor's Principal Executive Office)

                  Depositor's Telephone Number: (212) 576-7000

                             Linda M. Reimer, Esq.
                 New York Life Insurance and Annuity Corporation
                                51 Madison Avenue
                            New York, New York 10010
                     (Name and Address of Agent for Service)

                                    Copy to:

Richard Choi, Esq.                               Sheila K. Davidson, Esq.
Freedman, Levy, Kroll & Simonds                   Senior Vice President
1050 Connecticut Avenue                          and General Counsel
Suite 825                                        New York Life Insurance Company
Washington, D.C.  20036                          51 Madison Avenue
                                                 New York, New York  10010

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)

[ ]     immediately upon filing pursuant to paragraph (b) of Rule 485.
[ ]     on (date) pursuant to paragraph (b) of Rule 485.
[X]     60 days after filing pursuant to paragraph (a)(1) of Rule 485.
[ ]     on (date) pursuant to paragraph (a) (1) of Rule 485.

If appropriate, check the following box:
[ ] This post-effective amendment designates a new effectiveness date for a previously filed post-effective amendment.

Title of Securities Being Registered:
        Units of interest in a separate account under variable annuity contracts.

                                Explanatory Note

Registrant is filing this post-effective amendment ("Amendment") for the purpose of (i) adding a supplement to the prospectus and statement of additional information for the MainStay Premium Plus Variable Annuity policies ("Policies") contained in the registration statement to describe a single premium version of the Policies, and (ii) adding exhibits related to such single premium version. NYLIAC is offering the single premium version of the Policies in states where the flexible premium version is not available. The single premium version is essentially identical to the flexible premium version except the single premium version provides for (i) only one premium payment, (ii) a lower surrender charge, and (iii) a lower minimum accumulation value required to elect certain options. The Amendment is not intended to amend or delete any part of the Registration Statement, except as specifically noted herein.

                         SUPPLEMENT DATED __________, 2000,
                          TO THE JUNE 26, 2000 PROSPECTUS
                                       FOR
                      MAINSTAY PREMIUM PLUS VARIABLE ANNUITY
                                      FROM
                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            (A DELAWARE CORPORATION)
                  51 MADISON AVENUE, NEW YORK, NEW YORK 10010
                                  INVESTING IN
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


NYLIAC is offering an individual single premium version of the MainStay Premium Plus Variable Annuity policies ("policies") in states where the flexible premium version of the policies is not available. This supplement modifies the June 26, 2000 prospectus for the Policies to describe the single premium version of the policies.

Please keep this supplement for future reference together with the prospectus. All capitalized terms have the same meaning as those included in the prospectus.

The principal differences between the single premium version and the flexible premium version of the policies are as follows. Under the single premium policies:

          1)   You make only one premium payment;

          2)   There is a lower surrender charge; and

          3) There is a lower minimum accumulation value required to elect dollar cost averaging, automatic asset reallocation, or the interest sweep option.

Accordingly, for single premium policies, the prospectus is amended in the following respects:

       SINGLE PREMIUM ONLY

       When reading the supplement together with the prospectus, keep in mind that only one premium payment is permitted under the single premium policies and only one Credit will be credited to such premium payment. Exceptions to this rule apply only in cases where part of your purchase payment is funded from another source, such as a 1035 exchange, rollover, or transfer from an institution. In such cases, we may receive parts of your purchase payment on different business days.

       Accordingly, except in the circumstances described above, all references throughout the prospectus to premium payments in the plural (and any Credits thereon) should be read to mean the singular. Further, references to allocations of premium payments (and any Credits thereon) should be read to mean an allocation of the premium payment or any portion thereof (and any Credit thereon). Naturally, any features or services that relate to multiple premium payments are not applicable to the single premium policy. The Credit Rate is shown on the Policy Data Page of your policy.

       In addition, replace the definition of "Credit" on page __ of the prospectus, with the following:

         CREDIT--An amount we will apply to your Accumulation Value at the time of your premium payment. The Credit is calculated as a percentage ("Credit Rate") of the premium payment.

       Replace all references to "Payment Year" throughout the prospectus with "Policy Year," and delete the definition of "Payment Year" on page __.

       Replace question "6." on page __ with the following:

         6. WHAT IS THE MINIMUM AND MAXIMUM PREMIUM PAYMENT?

                  Unless we permit otherwise, the minimum premium payment is $2,000 for Qualified Policies and $5,000 for Non-Qualified Policies. The maximum premium payment we accept is $1,000,000 without prior approval. For Qualified Policies, you may not make a premium payment in excess of the amount permitted by law for the plan.


       SURRENDER CHARGE

       Under the single premium policies, the surrender charge is as follows:


          -------------------------------------------------------
                                              SURRENDER
                                              ---------
                      POLICY YEAR              CHARGE
          -------------------------------------------------------
                           1                     8%
          -------------------------------------------------------
                           2                     8%
          -------------------------------------------------------
                           3                     7%
          -------------------------------------------------------
                           4                     6%
          -------------------------------------------------------
                           5                     5%
          -------------------------------------------------------
                           6                     4%
          -------------------------------------------------------
                           7                     3%
          -------------------------------------------------------
                           8                     2%
          -------------------------------------------------------
                           9+                    0%
          -------------------------------------------------------


       Therefore, all references in the prospectus to the surrender charge, such as in the "Fee Table" on pages __ and __, under question "5." on page __, under "Selecting the Variable Annuity That's Right for You" on page __, and under "Charges and Deductions - Amount of Surrender Charges" on page, __ are modified accordingly.

       Also, as a result of the lower surrender charge under the single premium policies, the first expense example in the Fee Table on page __ is modified as follows:

        You would pay the following expenses on a hypothetical $1,000 investment in each of the Investment Divisions listed, assuming a 5% annual return on assets:


        1. If you surrender your policy at the end of the stated time period:

                                                                     1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                                    --------   --------   --------   --------
           MainStay VP Capital Appreciation.......................  $ 97.44    $140.61    $175.31    $265.37
           MainStay VP Cash Management............................  $ 96.39    $137.43    $169.92    $253.96
           MainStay VP Convertible................................  $ 98.29    $143.18    $179.69    $274.58
           MainStay VP Government.................................  $ 97.15    $139.74    $173.84    $262.26
           MainStay VP High Yield Corporate Bond..................  $ 96.95    $139.16    $172.85    $260.18
           MainStay VP International Equity.......................  $101.71    $153.49    $197.11    $310.71
           MainStay VP Total Return...............................  $ 97.06    $139.45    $173.36    $261.23
           MainStay VP Value......................................  $ 97.53    $140.89    $175.80    $266.39
           MainStay VP Bond.......................................  $ 96.30    $137.14    $169.42    $252.91
           MainStay VP Growth Equity..............................  $ 96.19    $136.85    $168.93    $251.87
           MainStay VP Indexed Equity.............................  $ 94.96    $133.10    $162.53    $238.23
           American Century Income & Growth.......................  $ 99.62    $147.20    $186.49    $288.78
           Dreyfus Large Company Value............................  $100.57    $150.06    $191.33    $298.82
           Eagle Asset Management Growth Equity...................  $ 99.62    $147.20    $186.49    $288.78
           Lord Abbett Developing Growth..........................  $100.57    $150.06    $191.33    $298.82
           Alger American Small Capitalization....................  $100.10    $148.64    $188.92    $293.81
           Calvert Social Balanced................................  $100.00    $148.35    $188.43    $292.80
           Fidelity VIP Contrafund(R).............................  $ 97.91    $142.04    $177.75    $270.50
           Fidelity VIP Equity-Income.............................  $ 96.95    $139.16    $172.85    $260.18
           Janus Aspen Series Balanced............................  $ 97.91    $142.04    $177.75    $270.50
           Janus Aspen Series Worldwide Growth....................  $ 98.20    $142.90    $179.22    $273.57
           MFS(R) Growth With Income Series.......................  $ 99.90    $148.06    $187.95    $291.80
           MFS(R) Research Series.................................  $ 99.72    $147.49    $186.99    $289.80
           Morgan Stanley UIF Emerging Markets Equity.............  $108.55    $173.86    $231.13    $379.17
           T. Rowe Price Equity Income............................  $ 99.62    $147.20    $186.49    $288.78
           Van Eck Worldwide Hard Assets..........................  $103.52    $158.89    $206.18    $329.26


       Also, as a result of the lower surrender charge under the single premium policies, the Average Annual Total Returns (If Surrendered) for the 3 Year and 5 Year periods, on pages __ and __, are modified as follows:

                                                                                                             MAINSTAY VP
                                                MAINSTAY VP     MAINSTAY VP                                  HIGH YIELD
                                                  CAPITAL          CASH        MAINSTAY VP     MAINSTAY VP   CORPORATE
           INVESTMENT DIVISIONS:                APPRECIATION    MANAGEMENT     CONVERTIBLE     GOVERNMENT       BOND
           ---------------------                ------------    -----------    -----------     -----------   -----------
         PORTFOLIO INCEPTION DATE:                1/29/93         1/29/93        10/1/96         1/29/93      5/1/95
--------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (IF SURRENDERED)
3 Year......................................       25.37%           1.24%         16.06%           1.59%       5.64%
5 Year......................................       25.69%           2.64%                          4.45%
Since Portfolio Inception...................       19.99%           2.63%         16.21%           3.51%       9.34%


                                                EAGLE ASSET
                                                MANAGEMENT     LORD ABBETT      CALVERT       ALGER AMERICAN
                                                  GROWTH       DEVELOPING       SOCIAL            SMALL         FIDELITY VIP II
           INVESTMENT DIVISIONS:                  EQUITY         GROWTH        BALANCED       CAPITALIZATION     CONTRAFUND(R)
           ---------------------                  ------       -----------     --------       --------------    ---------------
         PORTFOLIO INCEPTION DATE:                5/1/98         5/1/98         9/2/86            9/20/88            1/3/95
--------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (IF SURRENDERED)
3 Year.....................................                                     12.52%             19.13%            22.59%
5 Year.....................................                                     15.61%             20.23%
Since Portfolio Inception..................        43.10%          6.22%         9.89%            18.93%%            25.32%

                                                                                                         AMERICAN        DREYFUS
             MAINSTAY VP     MAINSTAY VP                                  MAINSTAY VP      MAINSTAY VP    CENTURY         LARGE
            INTERNATIONAL       TOTAL        MAINSTAY VP    MAINSTAY VP      GROWTH         INDEXED       INCOME &       COMPANY
               EQUITY          RETURN           VALUE          BOND          EQUITY          EQUITY       GROWTH          VALUE
            -------------    -----------    -----------    -----------    -----------      -----------   ---------       --------
            5/1/95          1/29/93            5/1/95        1/23/84        1/23/84          1/29/93       5/1/98         5/1/98
            14.77%          17.00%             4.85%          1.76%         24.27%           23.75%
                            17.90%                            4.80%         24.97%           25.71%
            13.00%          13.90%            11.49%          7.52%         13.78%           19.09%        10.16%         -0.47%


                                                                                        MORGAN
                                                                                        STANLEY
                                         JANUS ASPEN      MFS(R)                          UIF         T. ROWE
         FIDELITY VIP     JANUS ASPEN      SERIES         GROWTH         MFS(R)        EMERGING       PRICE         VAN ECK
            EQUITY-         SERIES        WORLDWIDE     WITH INCOME     RESEARCH        MARKETS       EQUITY       WORLDWIDE
            INCOME         BALANCED        GROWTH         SERIES         SERIES         EQUITY        INCOME      HARD ASSETS
         ------------    ------------   ------------   ------------    ---------      ----------    ----------    -----------
           10/9/86         9/13/93        9/13/93        10/9/95        7/26/95        10/1/96       3/31/94       9/1/89
             11.34%          24.13%         33.89%         15.62%         18.08%       10.51%         9.43%        -9.78%
             16.20%          22.28%         31.16%                                                   16.03%        -1.03%
             11.85%          18.52%         27.52%         18.53%         19.70%        9.04%        15.03%         2.15%

       Also, replace the third paragraph under "Charges and Deductions - Surrender Charges" on page __ with the following:

         The maximum surrender charge will be 8% of the amount withdrawn. The percentage of the surrender charge varies, depending upon the length of time the premium payment or portion thereof is in your policy before it is withdrawn. Unless required otherwise by state law, the surrender charge for amounts withdrawn or surrendered during the first two Policy Years is 8% of the amount withdrawn or surrendered. This charge then declines by 1% per year for each additional Policy Year, until the eighth Policy Year, after which no charge is made.


       MAINTENANCE OF POLICY VALUE/LAPSE

       Replace the paragraph under question "8." on page __, and under "Distributions Under the Policy - Our Right to Cancel" on page __ with the following:

         If a partial withdrawal, together with any surrender charges, would reduce the Accumulation Value of your policy to less than $2,000, we reserve the right to terminate your policy. We will notify you of our intention to exercise this right 90 days prior to terminating your policy. If we terminate your policy, we will pay you the Accumulation Value of your policy in one lump sum.

      Replace the heading of question "8." on page __ with: "8. MAY WE TERMINATE YOUR POLICY?"

       MINIMUM ACCUMULATION VALUES

       Replace all references to a minimum Accumulation Value of $5,000 required to elect the Dollar Cost Averaging option or the Automatic Asset Reallocation option, with a minimum Accumulation Value of $2,500. Also replace all references to NYLIAC's ability to cancel these options if the Accumulation Value is less than $5,000, with $2,500.

       Replace all references to a minimum Fixed Accumulation Value of $5,000 required to elect the Interest Sweep Option, with a minimum Fixed Accumulation Value of $2,500. Also replace all references to NYLIAC's ability to cancel this option if the Fixed Accumulation Value is less than $5,000, with $2,500.

                        SUPPLEMENT DATED ________, 2000,
                       TO THE JUNE 26, 2000 STATEMENT OF
                             ADDITIONAL INFORMATION
                                      FOR
                     MAINSTAY PREMIUM PLUS VARIABLE ANNUITY
                                      FROM
                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            (A DELAWARE CORPORATION)
                  51 MADISON AVENUE, NEW YORK, NEW YORK 10010
                                  INVESTING IN
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


NYLIAC is offering an individual single premium version of the MainStay Premium Plus Variable Annuity policies ("policies") in states where the flexible premium version of the policies is not available. This supplement modifies the June 26, 2000 statement of additional information for the Policies to describe the single premium version of the policies.

When reading the supplement together with the statement of additional information, keep in mind that only one premium payment is permitted under the single premium policies and only one Credit will be credited to such premium payment. Exceptions to this rule apply only in cases where part of your purchase payment is funded from another source, such as a 1035 exchange, rollover, or transfer from an institution. In such cases, we may receive parts of your purchase payment on different business days.

Accordingly, except in the circumstances described above, all references throughout the statement of additional information to premium payments in the plural (and any Credits thereon) should be read to mean the singular. Naturally, any features or services that relate to multiple premium payments are not applicable to the single premium policy.

                            PART C. OTHER INFORMATION

Part C is hereby amended to include the following exhibits:

(4)(d) Specimen Policy for MainStay Premium Plus Variable Annuity (Single Premium).

(5)(c) Form of application for a policy for MainStay Premium Plus Variable Annuity (Single Premium).

(9)(c)      Opinion and Consent of Thomas F. English, Esq.

                                   SIGNATURES

      As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York on this 25th day of September, 2000.


                             NYLIAC VARIABLE ANNUITY
                             SEPARATE ACCOUNT-III
                                  (Registrant)

                             By:  /s/ DAVID J. KRYSTEL
                                  -----------------------------
                                  David J. Krystel
                                  Vice President


                             NEW YORK LIFE INSURANCE AND
                             ANNUITY CORPORATION
                                   (Depositor)

                             By:  /s/ DAVID J. KRYSTEL
                                  -----------------------------
                                  David J. Krystel
                                  Vice President

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

     Howard I. Atkins*              Executive Vice President and Director
                                    (Principal Financial Officer)

     Frank M. Boccio*               Director

     John A. Cullen*                Vice President and Controller (Principal
                                    Accounting Officer)

     Michael G. Gallo*              Director

     Solomon Goldfinger*            Director

     Phillip J. Hildebrand*         Director

     Richard M. Kernan, Jr.*        Director

     Robert D. Rock*                Senior Vice President and Director

     Frederick J. Sievert*          President and Director (Principal Executive
                                    Officer)

     Seymour Sternberg*             Director

     George J. Trapp*               Director


*By:      /s/ DAVID J. KRYSTEL
      ----------------------------------
      David J. Krystel
      Attorney-in-Fact
      September 25, 2000

* Pursuant to Powers of Attorney previously filed.

                                 EXHIBIT INDEX


Exhibit
Number                           Description

(4)(d)                           Specimen Policy - MainStay Premium Plus
                                 Variable Annuity (Single Premium)

(5)(c) Form of application for a policy - MainStay Premium Plus Variable Annuity (Single Premium)

(9)(c)                           Opinion and Consent of Thomas F. English, Esq.